Accounts Receivable Factoring	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Accounts Receivable Factoring

Note 15. Accounts Receivable Factoring

We have agreements with third party financial institutions to factor certain receivables on a non-recourse basis. The terms of the factoring arrangements provide for the factoring of certain U.S. and Canadian Dollar denominated receivables, which are purchased at the face value amount of the receivable discounted at the applicable rate of LIBOR plus a spread on the purchase date. The amount factored is not contractually defined by the factoring arrangements and our use will vary each month based on the amount of underlying receivables and the cash flow needs of the Company.

During the first nine months of 2012, the total accounts receivable factored was $505 million and the cost incurred on factoring was $4 million, which includes our Brake North America and Asia group. During the first nine months of 2013, the total accounts receivable factored was $402 million and the cost incurred on factoring was $3 million. Accounts receivable factored by us are accounted for as a sale and removed from the balance sheet at the time of factoring and the cost of the factoring is presented in either other income (loss) or discontinued operations if it relates to our Brake North America and Asia group.

Note 9. Accounts Receivable Factoring

We have agreements with third party financial institutions to factor certain receivables on a non-recourse basis. The terms of the factoring arrangements provide for the factoring of certain U.S. Dollar-denominated or Canadian Dollar-denominated receivables, which are purchased at the face value amount of the receivable discounted at the annual rate of LIBOR plus a spread on the purchase date. The amount factored is not contractually defined by the factoring arrangements and our use will vary each month based on the amount of underlying receivables and the cash flow needs of the Company. During 2011, the total accounts receivable factored was $408 million and the cost incurred on factoring was $4 million, which includes our Brake North America and Asia group. During 2012, the total accounts receivable factored was $668 million and the cost incurred on factoring was $5 million, which includes our Brake North America and Asia group. Accounts receivable factored by us are accounted for as a sale and removed from the balance sheet at the time of factoring and the cost of the factoring is presented in either other income or discontinued operations if it relates to our Brake North America and Asia group.